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John Hancock Financial Services, Inc.

Law Sector
John Hancock Place T-55
P.O. Box 111
Boston, Massachusetts  02117-0111

VIA EDGAR
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May 8, 2001

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
     Registration Statement Filed On Form N-4
     ----------------------------------------

     John Hancock Variable Annuity Account U (Accommodator)              #   2-38827
     John Hancock Variable Annuity Account U (Independence)              #  33-34813
     John Hancock Variable Annuity Account V (Accommodator 2000)         #  33-15672
     John Hancock Variable Annuity Account V (Independence Preferred,
               Independence 2000)                                        #  33-82646
     John Hancock Variable Annuity Account V (Patriot)                   # 333-64153
     John Hancock Variable Annuity Account H (Declaration, Patriot)      # 333-08345
     John Hancock Variable Annuity Account H (Revolution)                # 333-84765
     John Hancock Variable Annuity Account H (Revolution-Access)         # 333-84771
     John Hancock Variable Annuity Account H (Revolution-Extra)          # 333-84783
     John Hancock Variable Annuity Account H (Revolution-Value)          # 333-81103

     JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
     Registration Statements Filed On Form N-4
     -----------------------------------------

     John Hancock Variable Annuity Account I (Independence Preferred,
               Independence 2000)                                        #  33-82648
     John Hancock Variable Annuity Account I (Marketplace, E Variable)   # 333-16949
     John Hancock Variable Annuity Account JF (Declaration, Patriot)     #  33-64947
     John Hancock Variable Annuity Account JF (Revolution)               # 333-84763
     John Hancock Variable Annuity Account JF (Revolution-Access)        # 333-84769
     John Hancock Variable Annuity Account JF (Revolution-Extra)         # 333-84767
     John Hancock Variable Annuity Account JF (Revolution-Value)         # 333-81127

Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing final printed prospectuses and Statements of Additional Information, we hereby certify respecting the above-captioned registration statements on Form N-4 that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, and

(2) the text of the most recent amendment to the registration statement has been filed electronically.

                                       Sincerely,

                                       /s/ Arnold R. Bergman
                                       ---------------------
                                       Arnold R. Bergman